THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
MARCH 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%
	Shares	Value
Consumer Discretionary — 8.1%
Darden Restaurants	316,439	$65,743,367
Home Depot	149,004	54,608,476
		120,351,843

Consumer Staples — 13.5%
Keurig Dr Pepper	1,515,029	51,844,292
Mondelez International, Cl A	324,583	22,022,957
Procter & Gamble	370,684	63,171,967
Unilever ADR	1,066,630	63,517,817
		200,557,033

Energy — 8.9%
ConocoPhillips	587,364	61,684,967
Enterprise Products Partners (A)	2,083,272	71,122,906
		132,807,873

Financials — 17.8%
Ares Management, Cl A	393,875	57,746,014
CME Group, Cl A	277,361	73,581,100
Morgan Stanley	525,051	61,257,700
Old Republic International	1,832,747	71,880,337
		264,465,151

Health Care — 9.7%
AbbVie	376,365	78,855,995
Johnson & Johnson	392,614	65,111,106
		143,967,101

Industrials — 16.4%
Cummins	182,676	57,257,966
Paychex	439,264	67,769,650
Snap-on	170,632	57,504,690
Watsco	122,001	62,013,108
		244,545,414

Information Technology — 7.7%
Broadcom	351,498	58,851,310

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND
MARCH 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Information Technology— continued
Texas Instruments	307,921	$55,333,404
		114,184,714

Real Estate — 11.5%
Extra Space Storage ‡	303,353	45,044,887
Lamar Advertising, Cl A ‡	456,293	51,917,017
Ryman Hospitality Properties ‡	303,370	27,740,153
Simon Property Group ‡	278,424	46,240,658
		170,942,715

Utilities — 4.7%
Public Service Enterprise Group	859,134	70,706,728

TOTAL COMMON STOCK
(Cost $1,013,307,619)		1,462,528,572

SHORT-TERM INVESTMENT(B) — 1.6%

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND - CL X, 4.270%
(Cost $24,534,417)	24,534,417	24,534,417

TOTAL INVESTMENTS— 99.9%
(Cost $1,037,842,036)		$1,487,062,989

Percentages are based on Net Assets of $1,487,885,410.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At March 31, 2025, these securities amounted to $71,122,906 or 4.8% of net assets.
(B)	The reporting rate is the 7-day effective yield as of March 31, 2025.

ADR — American Depositary Receipt
Cl — Class

HCM-QH-001-2600

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